Segmented information and supplemental cash flow disclosure (Tables)	9 Months Ended
Dec. 31, 2023
Disclosure Of Operating Segments Abstract
Disclosure of revenues allocated by geography [Table Text Block]
	For the Three Months Ended
	December 31, 2023	December 31, 2022

United States of America	$6,914,740	$12,803,038
Canada	1,243,191	-

Total	$8,157,931	$12,803,038

	For the Three Months Ended
	December 31, 2023	December 31, 2022

United States of America	$31,998,403	$24,221,834
Canada	2,128,546	169,768

Total	$34,178,949	$24,391,602

Disclosure of detailed information about cash payments of interest and taxes [Table Text Block]
	For the nine months ended
	December 31, 2023	December 31, 2022
Interest paid	$516,646	$447,944
Taxes paid	$-	$-